Taxes on Income (Tables)	12 Months Ended
Dec. 31, 2012
Taxes on Income [Abstract]
Summary of Deferred Tax Assets and Liabilities
	December 31
	2012	2011
	US$ thousands	US$ thousands
Deferred tax assets:
Allowance for doubtful accounts	136	66
Severance pay	64	45
Vacation pay	69	58
Research and development	806	71
Tax loss carry forwards	14,401	12,649
Total gross deferred tax assets	15,476	12,889

Valuation allowance	(15,476)	(12,889)

Net deferred tax assets	-	-

Schedule of Loss before Income Taxes
	Year ended December 31
	2012	2011	2010
Israel	(10,583)	(3,587)	(2,923)
United States	(524)	(270)	(563)

Loss before income tax expense	(11,107)	(3,857)	(3,486)

Reconciliation of Income Taxes

	Year ended December 31
	2012	2011	2010
	US$ thousands	US$ thousands	US$ thousands
Loss before income tax expense	(11,107)	(3,857)	(3,486)

Theoretical income tax benefit at Israeli
statutory tax rates	(2,777)	(926)	(873)
Non-deductible expense	15	14	11
Stock compensation expense	75	120	3
Change in valuation allowance	2,587	2,982	1,321
Adjustments arising from differences on the tax rate	(19)	(43)	(84)
Tax rate change	-	(3,141)	-
Financial reporting purposes and other	119	994	(378)

Income tax expense for the reported year	-	-	-